UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2014

Item 1:	Report(s) to Shareholders.

2 0 1 4

L O R D   A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the six-month period ended January 31, 2014

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

5	Calibrated Large Cap Value Fund

9	Calibrated Mid Cap Value Fund

14	Statements of Assets and Liabilities

16	Statements of Operations

17	Statements of Changes in Net Assets

19	Financial Highlights

31	Notes to Financial Statements

42	Supplemental Information to Shareholders

Lord Abbett Equity Trust

Lord Abbett Calibrated Large Cap Value Fund

Lord Abbett Calibrated Mid Cap Value Fund

Semiannual Report

For the six-month period ended January 31, 2014

Daria L. Foster, Director, President and Chief Executive Officer of the Lord Abbett Funds, and E. Thayer Bigelow, Independent Chairman of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund for the six-month period ended January 31, 2014. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2013 through January 31, 2014).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/13 - 1/31/14” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/13	1/31/14	8/1/13 – 1/31/14
Class A
Actual	$1,000.00	$1,038.20	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.43	$3.82
Class C
Actual	$1,000.00	$1,034.20	$7.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.70	$7.58
Class F
Actual	$1,000.00	$1,039.10	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class I
Actual	$1,000.00	$1,039.80	$2.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.55
Class R2
Actual	$1,000.00	$1,036.80	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.74
Class R3
Actual	$1,000.00	$1,036.80	$5.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$5.09

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.49% for Class C, 0.60% for Class F, 0.50% for Class I, 0.93% for Class R2 and 1.00% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2014

Sector*	%**
Consumer Discretionary	6.16%
Consumer Staples	6.21%
Energy	14.98%
Financials	28.66%
Health Care	13.65%
Industrials	10.92%

Sector*	%**
Information Technology	8.22%
Materials	3.02%
Telecommunication Services	2.11%
Utilities	5.59%
Repurchase Agreement	0.48%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Calibrated Mid Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/13	1/31/14	8/1/13 – 1/31/14
Class A
Actual	$1,000.00	$1,057.90	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class C
Actual	$1,000.00	$1,054.20	$8.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.17	$8.13
Class F
Actual	$1,000.00	$1,059.00	$3.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.57
Class I
Actual	$1,000.00	$1,059.60	$3.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class R2
Actual	$1,000.00	$1,057.40	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.90	$5.35
Class R3
Actual	$1,000.00	$1,057.50	$5.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.25	$4.99

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.85% for Class A, 1.60% for Class C, 0.70% for Class F, 0.60% for Class I, 1.05% for Class R2 and 0.98% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2014

Sector*	%**
Consumer Discretionary	9.00%
Consumer Staples	3.24%
Energy	6.68%
Financials	32.74%
Health Care	9.02%
Industrials	11.64%

Sector*	%**
Information Technology	10.17%
Materials	5.44%
Telecommunication Services	0.22%
Utilities	11.34%
Repurchase Agreement	0.51%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CALIBRATED LARGE CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.52%

Aerospace & Defense 2.70%
Lockheed Martin Corp.	36,100	$5,448
United Technologies Corp.	50,300	5,735
Total		11,183

Airlines 0.69%
American Airlines Group, Inc.*	85,600	2,872

Auto Components 0.19%
Lear Corp.	10,800	781

Automobiles 0.90%
Ford Motor Co.	248,700	3,721

Capital Markets 1.92%
Ares Capital Corp.	390,004	6,907
LPL Financial Holdings, Inc.	19,600	1,049
Total		7,956

Chemicals 0.57%
CF Industries Holdings, Inc.	10,200	2,355

Commercial Banks 5.65%
BB&T Corp.	134,200	5,020
Fifth Third Bancorp	246,900	5,190
SunTrust Banks, Inc.	243,000	8,996
Wells Fargo & Co.	91,200	4,135
Total		23,341

Computers & Peripherals 3.64%
Apple, Inc.	15,875	7,947
EMC Corp.	292,600	7,093
Total		15,040

Consumer Finance 1.79%
Capital One Financial Corp.	104,700	7,393

Containers & Packaging 1.62%
Rock-Tenn Co. Class A	66,200	6,718

Investments	Shares	Fair Value (000)
Diversified Financial Services 8.81%
Bank of America Corp.	118,900	$1,991
Berkshire Hathaway, Inc.
Class B*	8,800	982
Citigroup, Inc.	265,400	12,588
ING US, Inc.	92,200	3,114
JPMorgan Chase & Co.	320,300	17,732
Total		36,407

Diversified Telecommunication Services 2.11%
AT&T, Inc.	195,100	6,501
Verizon Communications, Inc.	46,400	2,228
Total		8,729

Electric: Utilities 2.36%
Duke Energy Corp.	25,100	1,773
Edison International	18,600	896
Entergy Corp.	23,500	1,481
PPL Corp.	183,200	5,600
Total		9,750

Electrical Equipment 0.73%
Emerson Electric Co.	45,500	3,000

Electronic Equipment, Instruments & Components 0.20%
Jabil Circuit, Inc.	47,000	845

Energy Equipment & Services 1.46%
Atwood Oceanics, Inc.*	109,800	5,204
Rowan Cos., plc Class A*	26,100	819
Total		6,023

Food & Staples Retailing 2.01%
Wal-Mart Stores, Inc.	111,400	8,319

Food Products 2.23%
Bunge Ltd.	15,000	1,137
Kellogg Co.	139,500	8,088
Total		9,225

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.96%
Baxter International, Inc.	106,300	$7,260
St. Jude Medical, Inc.	13,700	832
Total		8,092

Health Care Providers & Services 3.23%
Community Health
Systems, Inc.*	59,100	2,447
Express Scripts Holding Co.*	117,800	8,799
HCA Holdings, Inc.*	42,300	2,126
Total		13,372

Household Products 1.33%
Kimberly-Clark Corp.	35,200	3,850
Procter & Gamble Co. (The)	21,600	1,655
Total		5,505

Independent Power Producers & Energy Traders 1.73%
AES Corp. (The)	508,400	7,148

Industrial Conglomerates 3.01%
3M Co.	48,700	6,243
General Electric Co.	246,100	6,184
Total		12,427

Information Technology Services 0.74%
Total System Services, Inc.	102,100	3,051

Insurance 6.49%
ACE Ltd. (Switzerland)(a)	77,500	7,270
Allstate Corp. (The)	89,000	4,557
Hartford Financial Services Group, Inc.	209,700	6,972
Lincoln National Corp.	23,000	1,105
Prudential Financial, Inc.	52,200	4,405
Travelers Cos., Inc. (The)	30,900	2,512
Total		26,821

Leisure Equipment & Products 0.20%
Hasbro, Inc.	17,000	835

Investments	Shares	Fair Value (000)
Machinery 1.51%
Cummins, Inc.	49,100	$6,235

Media 2.98%
Comcast Corp. Class A	127,900	6,964
Starz Class A*	73,700	2,062
Twenty-First Century Fox, Inc. Class A	103,600	3,297
Total		12,323

Multi-Line Retail 1.40%
Dillard’s, Inc. Class A	15,800	1,379
Kohl’s Corp.	86,700	4,390
Total		5,769

Multi-Utilities 1.51%
PG&E Corp.	147,700	6,226

Oil, Gas & Consumable Fuels 13.52%
Anadarko Petroleum Corp.	39,000	3,147
Apache Corp.	48,200	3,868
Chevron Corp.	93,900	10,482
Denbury Resources, Inc.*	116,600	1,874
EQT Corp.	18,400	1,708
Exxon Mobil Corp.	145,500	13,409
Hess Corp.	16,800	1,268
Kinder Morgan, Inc.	30,600	1,041
Laredo Petroleum, Inc.*	58,200	1,440
Murphy Oil Corp.	13,700	775
Occidental Petroleum Corp.	108,200	9,475
Pioneer Natural Resources Co.	6,400	1,084
QEP Resources, Inc.	65,900	2,036
Valero Energy Corp.	84,100	4,297
Total		55,904

Paper & Forest Products 0.82%
International Paper Co.	71,100	3,394

Personal Products 0.27%
Avon Products, Inc.	74,300	1,106

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Pharmaceuticals 8.46%
Bristol-Myers Squibb Co.	162,000	$8,095
Eli Lilly & Co.	24,700	1,334
Johnson & Johnson	22,600	1,999
Merck & Co., Inc.	123,500	6,542
Mylan, Inc.*	58,900	2,675
Pfizer, Inc.	471,100	14,322
Total		34,967

Real Estate Investment Trusts 4.00%
Apartment Investment & Management Co. Class A	40,000	1,119
BioMed Realty Trust, Inc.	46,800	913
Brandywine Realty Trust	179,800	2,562
Camden Property Trust	28,500	1,762
DDR Corp.	72,400	1,135
Health Care REIT, Inc.	25,400	1,471
Liberty Property Trust	39,600	1,442
Simon Property Group, Inc.	12,150	1,881
Starwood Property Trust, Inc.	35,500	1,072
Ventas, Inc.	20,900	1,304
Vornado Realty Trust	11,000	1,010
Weingarten Realty Investors	30,600	887
Total		16,558

Road & Rail 1.53%
CSX Corp.	234,700	6,316

Semiconductors & Semiconductor Equipment 1.95%
Broadcom Corp. Class A	39,700	1,182
Intel Corp.	280,500	6,883
Total		8,065

Software 1.69%
Rovi Corp.*	95,900	2,034
Symantec Corp.	231,300	4,952
Total		6,986

Investments	Shares	Fair Value (000)
Specialty Retail 0.49%
Best Buy Co., Inc.	33,100	$779
Chico’s FAS, Inc.	75,000	1,245
Total		2,024

Tobacco 0.36%
Altria Group, Inc.	42,600	1,500

Trading Companies & Distributors 0.76%
Air Lease Corp.	99,600	3,135
Total Common Stocks (cost $387,362,531)		411,417

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.48%

Repurchase Agreement

Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $2,055,000 of U.S. Treasury Note at 0.75% due 6/31/2017; value: $2,044,725; proceeds: $2,002,844 (cost $2,002,844)	$2,003	2,003
Total Investments in Securities 100.00% (cost $389,365,375)		413,420
Liabilities in Excess of Cash and Other Assets(b)—%(c)		(9)
Net Assets 100.00%		$413,411

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:
(c)	Amount represents less than 0.01% of net assets.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

CALIBRATED LARGE CAP VALUE FUND January 31, 2014

Open Futures Contracts at January 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2014	19	Long	$1,687,770	$(1,375)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$411,417	$—	$—	$411,417
Repurchase Agreement	—	2,003	—	2,003
Total	$411,417	$2,003	$—	$413,420

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1)	—	—	(1)
Total	$(1)	$—	$—	$(1)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIBRATED MID CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.54%

Aerospace & Defense 2.07%
Rockwell Collins, Inc.	64,200	$4,851
Triumph Group, Inc.	62,000	4,242
Total		9,093

Airlines 1.22%
Copa Holdings SA Class A (Panama)(a)	25,600	3,346
Delta Air Lines, Inc.	65,800	2,014
Total		5,360

Auto Components 0.65%
Lear Corp.	39,200	2,835

Capital Markets 3.90%
Ares Capital Corp.	446,387	7,906
E*TRADE Financial Corp.*	77,100	1,544
Federated Investors, Inc. Class B	36,722	987
Invesco Ltd.	101,200	3,365
TD Ameritrade Holding Corp.	105,800	3,306
Total		17,108

Chemicals 1.84%
CF Industries Holdings, Inc.	35,050	8,092

Commercial Banks 6.22%
Associated Banc-Corp	54,300	894
CIT Group, Inc.	168,400	7,839
Fifth Third Bancorp	144,800	3,044
First Niagara Financial Group, Inc.	448,400	3,874
M&T Bank Corp.	11,900	1,327
Popular, Inc.*	62,300	1,645
SunTrust Banks, Inc.	234,600	8,685
Total		27,308

Commercial Services & Supplies 0.89%
Pitney Bowes, Inc.	155,900	3,926

Investments	Shares	Fair Value (000)
Communications Equipment 0.39%
Riverbed Technology, Inc.*	86,800	$1,712

Construction & Engineering 0.90%
Fluor Corp.	20,600	1,565
KBR, Inc.	76,900	2,407
Total		3,972

Consumer Finance 0.81%
SLM Corp.	156,800	3,569

Containers & Packaging 2.02%
Rock-Tenn Co. Class A	87,300	8,859

Distributors 0.26%
Genuine Parts Co.	13,700	1,127

Diversified Financial Services 0.52%
ING US, Inc.	68,100	2,300

Electric: Utilities 7.54%
Edison International	114,000	5,490
Entergy Corp.	97,000	6,114
Great Plains Energy, Inc.	360,300	8,892
PPL Corp.	216,550	6,620
Westar Energy, Inc.	180,500	5,987
Total		33,103

Electrical Equipment 1.26%
Babcock & Wilcox Co. (The)	104,900	3,596
Eaton Corp. plc (Ireland)(a)	26,294	1,922
Total		5,518

Electronic Equipment, Instruments & Components 1.54%
Jabil Circuit, Inc.	375,000	6,739

Energy Equipment & Services 2.60%
Atwood Oceanics, Inc.*	51,700	2,451
Diamond Offshore Drilling, Inc.	21,100	1,024
Rowan Cos., plc Class A*	206,900	6,490
Tidewater, Inc.	27,600	1,431
Total		11,396

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Food Products 3.24%
Bunge Ltd.	82,000	$6,212
Campbell Soup Co.	36,569	1,507
Ingredion, Inc.	72,100	4,492
Pinnacle Foods, Inc.	75,200	2,031
Total		14,242

Health Care Equipment & Supplies 0.88%
St. Jude Medical, Inc.	63,500	3,856

Health Care Providers & Services 6.25%
Cardinal Health, Inc.	168,800	11,482
CIGNA Corp.	16,000	1,381
Community Health Systems, Inc.*	113,500	4,700
HCA Holdings, Inc.*	130,900	6,580
Humana, Inc.	9,700	944
MEDNAX, Inc.*	25,900	1,441
Universal Health Services, Inc. Class B	11,100	910
Total		27,438

Hotels, Restaurants & Leisure 1.78%
Brinker International, Inc.	70,600	3,414
Darden Restaurants, Inc.	88,900	4,395
Total		7,809

Household Durables 0.79%
Leggett & Platt, Inc.	88,600	2,660
Whirlpool Corp.	6,000	800
Total		3,460

Independent Power Producers & Energy Traders 2.27%
AES Corp. (The)	708,700	9,964

Information Technology Services 2.88%
Booz Allen Hamilton Holding Corp.	55,500	1,015
Broadridge Financial Solutions, Inc.	33,100	1,201
Fidelity National Information Services, Inc.	64,900	3,291

Investments	Shares	Fair Value (000)
Total System Services, Inc.	107,000	$3,197
Xerox Corp.	361,600	3,923
Total		12,627

Insurance 8.53%
Aspen Insurance Holdings Ltd.	22,760	885
Endurance Specialty Holdings Ltd.	25,300	1,325
Everest Re Group Ltd.	36,100	5,226
Genworth Financial, Inc. Class A*	149,200	2,201
Hanover Insurance Group, Inc. (The)	29,807	1,655
Hartford Financial Services Group, Inc.	245,708	8,170
Lincoln National Corp.	125,000	6,004
Protective Life Corp.	88,200	4,323
Reinsurance Group of America, Inc.	12,398	926
XL Group plc (Ireland)(a)	234,400	6,736
Total		37,451

Leisure Equipment & Products 1.48%
Hasbro, Inc.	84,141	4,133
Mattel, Inc.	62,100	2,350
Total		6,483

Machinery 3.71%
Dover Corp.	9,700	840
Flowserve Corp.	65,900	4,767
IDEX Corp.	26,800	1,930
Manitowoc Co., Inc. (The)	42,796	1,217
Pentair Ltd. Registered Shares (Switzerland)(a)	43,300	3,218
Stanley Black & Decker, Inc.	11,600	898
Terex Corp.	83,200	3,411
Total		16,281

Media 0.28%
Gannett Co., Inc.	43,900	1,209

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Metals & Mining 0.97%
Allegheny Technologies, Inc.	100,774	$3,168
Reliance Steel & Aluminum Co.	15,600	1,091
Total		4,259

Multi-Line Retail 2.78%
Kohl’s Corp.	136,600	6,916
Macy’s, Inc.	99,300	5,283
Total		12,199

Multi-Utilities 1.54%
SCANA Corp.	142,646	6,743

Oil, Gas & Consumable Fuels 4.09%
Denbury Resources, Inc.*	405,500	6,516
Murphy Oil Corp.	107,700	6,097
Pioneer Natural Resources Co.	25,200	4,267
Valero Energy Corp.	20,860	1,066
Total		17,946

Paper & Forest Products 0.60%
International Paper Co.	55,500	2,650

Pharmaceuticals 1.90%
Actavis plc*	20,276	3,832
Mylan, Inc.*	99,000	4,495
Total		8,327

Professional Services 0.20%
Dun & Bradstreet Corp. (The)	7,900	869

Real Estate Investment Trusts 12.33%
Alexandria Real Estate Equities, Inc.	19,700	1,382
American Capital Agency Corp.	67,800	1,420
Annaly Capital Management, Inc.	160,100	1,724
Apartment Investment & Management Co. Class A	37,700	1,054
BioMed Realty Trust, Inc.	185,200	3,613
Boston Properties, Inc.	16,400	1,773

Investments	Shares	Fair Value (000)
Brandywine Realty Trust	138,033	$1,967
Camden Property Trust	79,300	4,902
DDR Corp.	184,500	2,891
Equity Lifestyle Properties, Inc.	24,900	979
Extra Space Storage, Inc.	54,516	2,489
Health Care REIT, Inc.	56,900	3,296
Home Properties, Inc.	22,900	1,277
Host Hotels & Resorts, Inc.	48,400	890
Kimco Realty Corp.	117,500	2,457
Liberty Property Trust	75,900	2,763
Macerich Co. (The)	65,300	3,696
ProLogis, Inc.	67,200	2,605
Retail Properties of America, Inc. Class A	70,700	933
SL Green Realty Corp.	12,400	1,163
Starwood Property Trust, Inc.	87,000	2,627
Ventas, Inc.	84,300	5,259
Vornado Realty Trust	32,400	2,975
Total		54,135

Real Estate Management & Development 0.43%
Jones Lang LaSalle, Inc.	16,500	1,885

Road & Rail 0.76%
Con-way, Inc.	86,600	3,331

Semiconductors & Semiconductor Equipment 3.09%
Avago Technologies Ltd. (Singapore)(a)	92,600	5,060
Maxim Integrated Products, Inc.	205,700	6,224
Skyworks Solutions, Inc.*	75,500	2,284
Total		13,568

Software 2.28%
Electronic Arts, Inc.*	77,900	2,057
Rovi Corp.*	108,700	2,306
Symantec Corp.	264,200	5,656
Total		10,019

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2014

Investments	Shares	Fair Value (000)
Specialty Retail 0.80%
American Eagle Outfitters, Inc.	75,200	$1,017
Chico’s FAS, Inc.	80,500	1,336
DSW, Inc. Class A	30,800	1,160
Total		3,513

Trading Companies & Distributors 0.83%
Air Lease Corp.	116,100	3,655

Wireless Telecommunication Services 0.22%
Telephone & Data Systems, Inc.	35,500	959
Total Common Stocks (cost $410,564,262)		436,895

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.51%

Repurchase Agreement
Repurchase Agreement dated 1/31/2014, Zero Coupon due 2/3/2014 with Fixed Income Clearing Corp. collateralized by $2,300,000 of U.S. Treasury Note at 0.75% due 6/30/2017 value: $2,288,500; proceeds: $2,241,793. (cost $2,241,793)	$2,242	$2,242
Total Investments in Securities 100.05% (cost $412,806,055)		439,137
Liabilities in Excess of Cash and Other Assets(b) (0.05)%		(236)
Net Assets 100.00%		$438,901

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIBRATED MID CAP VALUE FUND January 31, 2014

Open Futures Contracts at January 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2014	19	Long	$1,687,770	$(547)

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$436,895	$—	$—	$436,895
Repurchase Agreement	—	2,242	—	2,242
Total	$436,895	$2,242	$—	$439,137

Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(1)	—	—	(1)
Total	$(1)	$—	$—	$(1)

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended January 31, 2014.

See Notes to Financial Statements.	13

Statements of Assets and Liabilities (unaudited)

January 31, 2014

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:
Investments in securities, at cost	$389,365,375	$412,806,055
Investments in securities, at fair value	$413,419,654	$439,136,578
Deposits with brokers for futures collateral	82,175	82,175
Receivables:
Investment securities sold	94,361	2,083,342
Capital shares sold	544,603	137,842
Dividends	280,636	177,783
From advisor (See Note 3)	120,371	89,946
Prepaid expenses and other assets	46,344	43,715
Total assets	414,588,144	441,751,381
LIABILITIES:
Payables:
Investment securities purchased	573,848	2,275,991
Capital shares reacquired	214,537	192,782
12b-1 distribution fees	36,218	12,858
Management fee	216,684	228,673
Trustees’ fees	10,483	10,556
Fund administration	14,446	15,245
To affiliates (See Note 3)	28,497	36,913
Variation margin	4,386	4,386
Accrued expenses	77,937	72,495
Total liabilities	1,177,036	2,849,899
NET ASSETS	$413,411,108	$438,901,482
COMPOSITION OF NET ASSETS:
Paid-in capital	$378,155,692	$400,168,647
Undistributed net investment income	366,240	456,797
Accumulated net realized gain on investments and futures contracts	10,836,272	11,946,062
Net unrealized appreciation on investments and futures contracts	24,052,904	26,329,976
Net Assets	$413,411,108	$438,901,482

14	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2014

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Net assets by class:
Class A Shares	$79,616,561	$29,812,140
Class C Shares	$9,391,616	$3,947,225
Class F Shares	$12,809,471	$5,881,011
Class I Shares	$311,255,960	$399,220,458
Class R2 Shares	$215,995	$19,314
Class R3 Shares	$121,505	$21,334
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,864,467	1,475,547
Class C Shares	460,744	197,602
Class F Shares	621,572	291,071
Class I Shares	15,088,533	19,718,308
Class R2 Shares	10,427	949
Class R3 Shares	5,915	1,050
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$20.60	$20.20
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$21.86	$21.43
Class C Shares-Net asset value	$20.38	$19.98
Class F Shares-Net asset value	$20.61	$20.20
Class I Shares-Net asset value	$20.63	$20.25
Class R2 Shares-Net asset value	$20.71	$20.35
Class R3 Shares-Net asset value	$20.54	$20.32

See Notes to Financial Statements.	15

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2014

	Calibrated Large	Calibrated Mid
	Cap Value Fund	Cap Value Fund
Investment income:
Dividends	$4,858,021	$4,838,375
Interest and other	358	—
Total investment income	4,858,379	4,838,375
Expenses:
Management fee	1,225,968	1,222,880
12b-1 distribution plan-Class A	97,517	35,489
12b-1 distribution plan-Class C	40,426	16,612
12b-1 distribution plan-Class F	6,646	3,557
12b-1 distribution plan-Class R2	660	52
12b-1 distribution plan-Class R3	268	49
Shareholder servicing	65,612	32,373
Professional	23,067	23,075
Reports to shareholders	11,505	9,973
Fund administration	81,731	81,525
Custody	30,930	34,464
Trustees’ fees	8,850	8,394
Registration	33,464	32,062
Subsidy (See Note 3)	231,297	282,442
Other	6,217	5,885
Gross expenses	1,864,158	1,788,832
Expense reductions (See Note 9)	(59)	(28)
Management fee waived (See Note 3)	(697,129)	(510,188)
Net expenses	1,166,970	1,278,616
Net investment income	3,691,409	3,559,759
Net realized and unrealized gain (loss):
Net realized gain on investments and futures contracts	20,864,581	25,210,115
Net change in unrealized appreciation/depreciation on investments and futures contracts	(9,040,489)	(6,175,399)
Net realized and unrealized gain	11,824,092	19,034,716
Net Increase in Net Assets Resulting From Operations	$15,515,501	$22,594,475

16	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund
	For the Six Months Ended January 31, 2014	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	July 31, 2013
Operations:
Net investment income	$3,691,409	$3,753,439
Net realized gain on investments and futures contracts	20,864,581	18,475,127
Net change in unrealized appreciation/depreciation on investments and futures contracts	(9,040,489)	29,661,002
Net increase in net assets resulting from operations	15,515,501	51,889,568
Distributions to shareholders from:
Net investment income
Class A	(1,045,611)	(497,800)
Class C	(76,854)	(3,177)
Class F	(194,362)	(44,435)
Class I	(4,691,550)	(905,141)
Class R2	(2,270)	(89)
Class R3	(1,329)	(638)
Net realized gain
Class A	(5,297,306)	(998,632)
Class C	(567,582)	(7,295)
Class F	(894,441)	(79,317)
Class I	(20,521,883)	(1,568,912)
Class R2	(13,679)	(264)
Class R3	(7,550)	(1,245)
Total distributions to shareholders	(33,314,417)	(4,106,945)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	22,393,848	316,467,788
Reinvestment of distributions	30,660,267	3,539,403
Cost of shares reacquired	(16,574,301)	(43,264,234)
Net increase in net assets resulting from capital share transactions	36,479,814	276,742,957
Net increase in net assets	18,680,898	324,525,580
NET ASSETS:
Beginning of period	$394,730,210	$70,204,630
End of period	$413,411,108	$394,730,210
Undistributed net investment income	$366,240	$2,686,807

See Notes to Financial Statements.	17

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund
	For the Six Months
	Ended January 31, 2014	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	July 31, 2013
Operations:
Net investment income	$3,559,759	$4,053,047
Net realized gain on investments and futures contracts	25,210,115	26,240,372
Net change in unrealized appreciation/depreciation on investments and futures contracts	(6,175,399)	31,682,293
Net increase in net assets resulting from operations	22,594,475	61,975,712
Distributions to shareholders from:
Net investment income
Class A	(293,397)	(177,304)
Class C	(24,892)	(1,213)
Class F	(82,472)	(5,384)
Class I	(4,558,009)	(2,333,838)
Class R2	(121)	(110)
Class R3	(155)	(120)
Net realized gain
Class A	(2,474,174)	(355,469)
Class C	(317,466)	(2,010)
Class F	(626,065)	(7,988)
Class I	(32,739,473)	(3,382,734)
Class R2	(1,518)	(253)
Class R3	(1,714)	(253)
Total distributions to shareholders	(41,119,456)	(6,266,676)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	67,448,668	194,794,586
Reinvestment of distributions	40,540,658	6,135,456
Cost of shares reacquired	(10,080,960)	(17,784,737)
Net increase in net assets resulting from capital share transactions	97,908,366	183,145,305
Net increase in net assets	79,383,385	238,854,341
NET ASSETS:
Beginning of period	$359,518,097	$120,663,756
End of period	$438,901,482	$359,518,097
Undistributed net investment income	$456,797	$1,856,084

18	See Notes to Financial Statements.

Financial Highlights

CALIBRATED LARGE CAP VALUE FUND

	Class A Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.52		$17.18	$15.00
Investment operations:
Net investment income(b)	.17		.35	.19
Net realized and unrealized gain	.68		4.59	1.99
Total from investment operations	.85		4.94	2.18
Distributions to shareholders from:
Net investment income	(.29)		(.20)	—
Net realized gain	(1.48)		(.40)	—
Total distributions	(1.77)		(.60)	—
Net asset value, end of period	$20.60		$21.52	$17.18
Total Return(c)	3.82	%(d)	29.60%	14.53	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(d)	.75%	.73	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.75%	.73	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.12%	1.41	%(e)
Net investment income	.82	%(d)	1.83%	1.89	%(e)

Supplemental Data:
Net assets, end of period (000)	$79,617		$74,466	$35,932
Portfolio turnover rate	38.35	%(d)	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	19

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class C Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.30		$17.10	$15.00
Investment operations:
Net investment income(b)	.09		.18	.15
Net realized and unrealized gain	.67		4.59	1.95
Total from investment operations	.76		4.77	2.10
Distributions to shareholders from:
Net investment income	(.20)		(.17)	—
Net realized gain	(1.48)		(.40)	—
Total distributions	(1.68)		(.57)	—
Net asset value, end of period	$20.38		$21.30	$17.10
Total Return(c)	3.42	%(d)	28.71%	14.00	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(d)	1.48%	1.47	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.75	%(d)	1.48%	1.47	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.92	%(d)	1.85%	2.15	%(e)
Net investment income	.43	%(d)	.91%	1.44	%(e)

Supplemental Data:
Net assets, end of period (000)	$9,392		$7,057	$61
Portfolio turnover rate	38.35	%(d)	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

20	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class F Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.54		$17.19	$15.00
Investment operations:
Net investment income(b)	.19		.38	.20
Net realized and unrealized gain	.68		4.59	1.99
Total from investment operations	.87		4.97	2.19
Distributions to shareholders from:
Net investment income	(.32)		(.22)	—
Net realized gain	(1.48)		(.40)	—
Total distributions	(1.80)		(.62)	—
Net asset value, end of period	$20.61		$21.54	$17.19
Total Return(c)	3.91	%(d)	29.82%	14.60	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.60%	.58	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.60%	.58	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.97%	1.33	%(e)
Net investment income	.90	%(d)	1.94%	2.03	%(e)

Supplemental Data:
Net assets, end of period (000)	$12,809		$13,153	$35
Portfolio turnover rate	38.35	%(d)	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	21

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class I Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.56		$17.20	$15.00
Investment operations:
Net investment income(b)	.20		.39	.19
Net realized and unrealized gain	.69		4.60	2.01
Total from investment operations	.89		4.99	2.20
Distributions to shareholders from:
Net investment income	(.34)		(.23)	—
Net realized gain	(1.48)		(.40)	—
Total distributions	(1.82)		(.63)	—
Net asset value, end of period	$20.63		$21.56	$17.20
Total Return(c)	3.98	%(d)	29.91%	14.67	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.25	%(d)	.50%	.49	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.25	%(d)	.50%	.49	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.87%	.94	%(e)
Net investment income	.95	%(d)	2.01%	1.89	%(e)

Supplemental Data:
Net assets, end of period (000)	$311,256		$299,673	$34,155
Portfolio turnover rate	38.35	%(d)	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

22	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED LARGE CAP VALUE FUND

	Class R2 Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.61		$17.14	$15.00
Investment operations:
Net investment income(b)	.16		.41	.16
Net realized and unrealized gain	.67		4.59	1.98
Total from investment operations	.83		5.00	2.14
Distributions to shareholders from:
Net investment income	(.25)		(.13)	—
Net realized gain	(1.48)		(.40)	—
Total distributions	(1.73)		(.53)	—
Net asset value, end of period	$20.71		$21.61	$17.14
Total Return(c)	3.68	%(d)	29.97%	14.27	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(d)	.49%	1.06	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(d)	.49%	1.06	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(d)	1.37%	1.81	%(e)
Net investment income	.75	%(d)	2.01%	1.55	%(e)

Supplemental Data:
Net assets, end of period (000)	$216		$303	$11
Portfolio turnover rate	38.35	%(d)	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	23

Financial Highlights (concluded)

CALIBRATED LARGE CAP VALUE FUND

	Class R3 Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.46		$17.15	$15.00
Investment operations:
Net investment income(b)	.14		.33	.17
Net realized and unrealized gain	.68		4.58	1.98
Total from investment operations	.82		4.91	2.15
Distributions to shareholders from:
Net investment income	(.26)		(.20)	—
Net realized gain	(1.48)		(.40)	—
Total distributions	(1.74)		(.60)	—
Net asset value, end of period	$20.54		$21.46	$17.15
Total Return(c)	3.68	%(d)	29.51%	14.33	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50	%(d)	.95%	.96	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.50	%(d)	.95%	.96	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(d)	1.35%	1.71	%(e)
Net investment income	.68	%(d)	1.70%	1.65	%(e)

Supplemental Data:
Net assets, end of period (000)	$122		$79	$11
Portfolio turnover rate	38.35	%(d)	90.00%	62.31%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

24	See Notes to Financial Statements.

Financial Highlights

CALIBRATED MID CAP VALUE FUND

	Class A Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.11		$16.47	$15.00
Investment operations:
Net investment income(b)	.16		.31	.15
Net realized and unrealized gain	1.07		4.93	1.32
Total from investment operations	1.23		5.24	1.47
Distributions to shareholders from:
Net investment income	(.23)		(.22)	—
Net realized gain	(1.91)		(.38)	—
Total distributions	(2.14)		(.60)	—
Net asset value, end of period	$20.20		$21.11	$16.47
Total Return(c)	5.79	%(d)	32.83%	9.80	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.85%	.83	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.85%	.83	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.13%	1.63	%(e)
Net investment income	.77	%(d)	1.66%	1.51	%(e)

Supplemental Data:
Net assets, end of period (000)	$29,812		$27,545	$13,726
Portfolio turnover rate	34.74	%(d)	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	25

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class C Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$20.89		$16.39	$15.00
Investment operations:
Net investment income(b)	.08		.08	.08
Net realized and unrealized gain	1.07		4.99	1.31
Total from investment operations	1.15		5.07	1.39
Distributions to shareholders from:
Net investment income	(.15)		(.19)	—
Net realized gain	(1.91)		(.38)	—
Total distributions	(2.06)		(.57)	—
Net asset value, end of period	$19.98		$20.89	$16.39
Total Return(c)	5.42	%(d)	31.91%	9.27	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.80	%(d)	1.58%	1.54	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.80	%(d)	1.58%	1.54	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.93	%(d)	1.86%	2.38	%(e)
Net investment income	.37	%(d)	.40%	.80	%(e)

Supplemental Data:
Net assets, end of period (000)	$3,947		$2,204	$15
Portfolio turnover rate	34.74	%(d)	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

26	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class F Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.11		$16.48	$15.00
Investment operations:
Net investment income(b)	.18		.27	.16
Net realized and unrealized gain	1.07		4.99	1.32
Total from investment operations	1.25		5.26	1.48
Distributions to shareholders from:
Net investment income	(.25)		(.25)	—
Net realized gain	(1.91)		(.38)	—
Total distributions	(2.16)		(.63)	—
Net asset value, end of period	$20.20		$21.11	$16.48
Total Return(c)	5.90	%(d)	33.01%	9.87	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.35	%(d)	.69%	.68	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.69%	.68	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.48	%(d)	.98%	1.51	%(e)
Net investment income	.84	%(d)	1.35%	1.59	%(e)

Supplemental Data:
Net assets, end of period (000)	$5,881		$6,062	$56
Portfolio turnover rate	34.74	%(d)	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	27

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class I Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.16		$16.50	$15.00
Investment operations:
Net investment income(b)	.19		.35	.17
Net realized and unrealized gain	1.08		4.95	1.33
Total from investment operations	1.27		5.30	1.50
Distributions to shareholders from:
Net investment income	(.27)		(.26)	—
Net realized gain	(1.91)		(.38)	—
Total distributions	(2.18)		(.64)	—
Net asset value, end of period	$20.25		$21.16	$16.50
Total Return(c)	5.96	%(d)	33.21%	10.00	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.30	%(d)	.60%	.58	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.30	%(d)	.60%	.58	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.88%	.95	%(e)
Net investment income	.89	%(d)	1.88%	1.73	%(e)

Supplemental Data:
Net assets, end of period (000)	$399,220		$323,673	$106,844
Portfolio turnover rate	34.74	%(d)	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

28	See Notes to Financial Statements.

Financial Highlights (continued)

CALIBRATED MID CAP VALUE FUND

	Class R2 Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.19		$16.43	$15.00
Investment operations:
Net investment income(b)	.14		.37	.11
Net realized and unrealized gain	1.08		4.93	1.32
Total from investment operations	1.22		5.30	1.43
Distributions to shareholders from:
Net investment income	(.15)		(.16)	—
Net realized gain	(1.91)		(.38)	—
Total distributions	(2.06)		(.54)	—
Net asset value, end of period	$20.35		$21.19	$16.43
Total Return(c)	5.74	%(d)	33.23%	9.53	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(d)	.58%	1.15	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.53	%(d)	.58%	1.15	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(d)	.87%	2.01	%(e)
Net investment income	.66	%(d)	1.98%	1.15	%(e)

Supplemental Data:
Net assets, end of period (000)	$19		$16	$11
Portfolio turnover rate	34.74	%(d)	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.	29

Financial Highlights (concluded)

CALIBRATED MID CAP VALUE FUND

	Class R3 Shares
	Six Months Ended 1/31/2014 (unaudited)		Year Ended 7/31/2013	12/21/2011(a) to 7/31/2012
Per Share Operating Performance
Net asset value, beginning of period	$21.18		$16.44	$15.00
Investment operations:
Net investment income(b)	.15		.37	.12
Net realized and unrealized gain	1.07		4.93	1.32
Total from investment operations	1.22		5.30	1.44
Distributions to shareholders from:
Net investment income	(.17)		(.18)	—
Net realized gain	(1.91)		(.38)	—
Total distributions	(2.08)		(.56)	—
Net asset value, end of period	$20.32		$21.18	$16.44
Total Return(c)	5.75	%(d)	33.21%	9.60	%(d)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50	%(d)	.59%	1.05	%(e)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.50	%(d)	.59%	1.05	%(e)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(d)	1.05%	1.91	%(e)
Net investment income	.70	%(d)	1.95%	1.24	%(e)

Supplemental Data:
Net assets, end of period (000)	$21		$18	$11
Portfolio turnover rate	34.74	%(d)	90.30%	76.72%
(a)	Commencement of operations was 12/21/2011, SEC effective date was 12/15/2011 and date shares first became available to the public was 1/3/2012.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

30	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has six classes of shares: Class A, C, F, I, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions,

Notes to Financial Statements (unaudited)(continued)

market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal period ended July 31, 2012 through the fiscal year ended July 31, 2013. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase

Notes to Financial Statements (unaudited)(continued)

agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

First $2 billion	.60%
Over $2 billion	.55%

Notes to Financial Statements (unaudited)(continued)

For the six months ended January 31, 2014, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .26% and .35%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the six months ended January 31, 2014 and continuing through November 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, waive all or a portion of its administrative fee and reimburse each Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .50% for Calibrated Large Cap Value Fund and .60% for Calibrated Mid Cap Value Fund. This agreement may be terminated only upon the approval of the Board.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund of Lord Abbett Investment Trust and Lord Abbett Multi-Asset Global Opportunity Fund of Lord Abbett Global Fund, Inc., (each, a “Fund of Funds”) pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of total Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of January 31, 2014, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
Fund of Funds	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	37.41%	41.26%
Lord Abbett Multi-Asset Global Opportunity Fund	0.27%	5.68%
Lord Abbett Multi-Asset Growth Fund	28.76%	24.38%
Lord Abbett Multi-Asset Income Fund	1.94%	14.64%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been approved by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F	Class R2	Class R3
Service	.25%	.25%	—	.25%	.25%
Distribution	—	.75%	.10%	.35%	.25%

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended January 31, 2014:

	Distributor	Dealers’
	Commissions	Concessions
Calibrated Large Cap Value Fund	$22,452	$122,081
Calibrated Mid Cap Value Fund	10,576	54,962

Distributor received the following amount of CDSCs for the six months ended January 31, 2014:

	Class A	Class C
Calibrated Large Cap Value Fund	$276	$1,512
Calibrated Mid Cap Value Fund	122	1,126

A Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually for each Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended January 31, 2014 and fiscal year ended July 31, 2013 was as follows:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Six Months Ended 1/31/2014 (unaudited)	Year Ended 7/31/2013	Six Months Ended 1/31/2014 (unaudited)	Year Ended 7/31/2013
Distributions paid from:
Ordinary income	$30,575,481	$4,100,225	$33,496,072	$6,234,113
Net long-term capital gains	2,738,936	6,720	7,623,384	32,563
Total distributions paid	$33,314,417	$4,106,945	$41,119,456	$6,266,676

As of January 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Tax cost	$389,818,825	$413,068,383
Gross unrealized gain	30,577,314	35,812,829
Gross unrealized loss	(6,976,485)	(9,744,634)
Net unrealized security gain	$23,600,829	$26,068,195

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2014 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$160,439,815	$153,864,293
Calibrated Mid Cap Value Fund	198,678,842	139,147,075

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended January 31, 2014 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of January 31, 2014, the Funds had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Equity Index		Equity Index
Liability Derivatives	Contracts	Fair Value	Contracts	Fair Value
Futures Contracts(1)	$1,375	$1,375	$547	$547
Total	$1,375	$1,375	$547	$547

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative instruments for the six months ended January 31, 2014, were as follows:

	Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Equity Index		Equity Index
	Contracts	Total	Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$133,644	$133,644	$151,383	$151,383
Net Change in Unrealized
Appreciation/Depreciation(2)
Futures Contracts	$(23,316)	$(23,316)	$(36,978)	$(36,978)
Average Number of Contracts*
Futures Contracts	18	18	17	17

*	Calculated based on the number of contracts for the six months ended January 31, 2014.
(1)	Statements of Operations location: Net realized gain on investments and futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments and futures contracts.

Notes to Financial Statements (unaudited)(continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

		Calibrated Large Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,002,844	$—	$2,002,844
Total	$2,002,844	$—	$2,002,844

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,002,844	$(2,002,844)	$—	$—
Total	$2,002,844	$(2,002,844)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of January 31, 2014.

Notes to Financial Statements (unaudited)(continued)

		Calibrated Mid Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,241,793	$—	$2,241,793
Total	$2,241,793	$—	$2,241,793

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,241,793	$(2,241,793)	$—	$—
Total	$2,241,793	$(2,241,793)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of January 31, 2014.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and a Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

During the six months ended January 31, 2014, the Funds and certain other funds managed by Lord Abbett (the “participating funds”) participated in an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”). The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility, which is currently in effect through June 30, 2014, under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee

Notes to Financial Statements (unaudited)(continued)

to maintain the Facility during the period was .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on each Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

As of January 31, 2014, there were no loans outstanding pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

12.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Calibrated Large Cap Value Fund		Period Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	655,470	$13,999,229	3,331,710	$63,260,396
Reinvestment of distributions	232,996	4,871,947	57,492	983,676
Shares reacquired	(484,543)	(10,224,376)	(2,020,635)	(37,420,570)
Increase	403,923	$8,646,800	1,368,567	$26,823,502

Class C Shares
Shares sold	157,427	$3,310,459	342,988	$6,745,015
Reinvestment of distributions	24,072	498,530	615	10,472
Shares reacquired	(52,090)	(1,093,994)	(15,812)	(317,572)
Increase	129,409	$2,714,995	327,791	$6,437,915

Notes to Financial Statements (unaudited)(continued)

Calibrated Large Cap Value Fund		Period Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	157,903	$3,356,214	843,348	$16,033,964
Reinvestment of distributions	30,327	634,150	6,511	111,411
Shares reacquired	(177,387)	(3,744,602)	(241,146)	(4,394,773)
Increase	10,843	$245,762	608,713	$11,750,602

Class I Shares
Shares sold	78,640	$1,664,687	11,826,586	$230,083,137
Reinvestment of distributions	1,178,087	24,645,578	142,033	2,431,608
Shares reacquired	(66,569)	(1,409,828)	(56,231)	(1,117,836)
Increase	1,190,158	$24,900,437	11,912,388	$231,396,909

Class R2 Shares
Shares sold	1,135	$24,022	13,342.780	$278,134
Reinvestment of distributions	56	1,183	20.553	353
Shares reacquired	(4,794)	(100,208)	—	—
Increase (decrease)	(3,603)	$(75,003)	13,363.333	$278,487

Class R3 Shares
Shares sold	1,851	$39,237	3,681.083	$67,142
Reinvestment of distributions	426	8,879	110.210	1,883
Shares reacquired	(61)	(1,293)	(758.960)	(13,483)
Increase	2,216	$46,823	3,032.333	$55,542

Calibrated Mid Cap Value Fund		Period Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	372,328	$7,861,445	1,421,928	$27,478,191
Reinvestment of distributions	135,580	2,744,138	28,488	468,011
Shares reacquired	(337,484)	(7,029,368)	(978,957)	(17,127,228)
Increase	170,424	$3,576,215	471,459	$10,818,974

Class C Shares
Shares sold	93,310	$1,942,976	110,029	$2,124,095
Reinvestment of distributions	16,509	330,852	197	3,223
Shares reacquired	(17,716)	(369,368)	(5,617)	(108,828)
Increase	92,103	$1,904,460	104,609	$2,018,490

Class F Shares
Shares sold	67,514	$1,420,746	304,592	$6,012,193
Reinvestment of distributions	33,748	683,057	813	13,369
Shares reacquired	(97,289)	(1,984,325)	(21,731)	(428,948)
Increase	3,973	$119,478	283,674	$5,596,614

Notes to Financial Statements (unaudited)(concluded)

Calibrated Mid Cap Value Fund			Period Ended January 31, 2014 (unaudited)		Year Ended July 31, 2013
Class I Shares	Shares		Amount	Shares	Amount
Shares sold	2,638,949		$56,218,650	8,486,840	$159,175,451
Reinvestment of distributions	1,813,576		36,779,322	343,354	5,650,117
Shares reacquired	(33,624)		(697,892)	(6,163)	(119,730)
Increase	4,418,901		$92,300,080	8,824,031	$164,705,838

Class R2 Shares
Shares sold	118.565		$2,483	72.171	$1,511
Reinvestment of distributions	69.578		1,420	22.019	363
Increase	188.143		$3,903	94.19	$1,874

Class R3 Shares
Shares sold	111		$2,368	157.834	$3,145
Reinvestment of distributions	92		1,869	22.649	373
Shares reacquired	—	(a)	(7)	(.150)	(3)
Increase	203		$4,230	180.333	$3,515

(a)	Amount is less than 1 share.

Approval of Advisory Contract

The Board of Trustees of the Company, including all of the Trustees who are not interested persons of the Company or of Lord Abbett, annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In connection with its most recent approval, the Board reviewed materials relating specifically to the management agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the examination of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of a group of funds in the same Morningstar investment category (the “performance peer group”) and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and one or more groups of funds in the same Morningstar category, with the same share classes and operational characteristics, including asset size (the “expense peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance peer group, in each case as of various periods ended August 31, 2013. As to Calibrated Large Cap Value Fund, the Board observed that the Fund’s investment performance was slightly below the median of the performance peer group for the one-year period. As to Calibrated Mid Cap Value Fund, the Board observed that the Fund’s investment performance was slightly below the median of the performance peer group for the one-year period.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and

Approval of Advisory Contract (continued)

discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the Distributor and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more corresponding expense peer groups. It also considered the projected expense levels of each Fund and how those levels would relate to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Calibrated Large Cap Value Fund, the Board observed that the overall expense level was well below the median of the expense peer group. As to Calibrated Mid Cap Value Fund, the Board observed that the overall expense level was well below the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board concluded that Lord Abbett’s profitability as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint or breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its

Approval of Advisory Contract (concluded)

business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements. In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Equity Trust

Lord Abbett mutual fund shares are distributed by	Lord Abbett Calibrated Large Cap Value Fund	CALIBRATED-3-0114
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Calibrated Mid Cap Value Fund	(03/14)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 26, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 26, 2014